Transamerica Bond

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 42.5%
Aerospace & Defense - 1.1%
Boeing Co.
5.81%, 05/01/2050	$ 2,317,000	$ 2,188,633
5.93%, 05/01/2060	3,136,000	2,927,895
6.53%, 05/01/2034	2,075,000	2,222,226
6.86%, 05/01/2054	2,005,000	2,147,890
General Electric Co.
4.50%, 03/11/2044	3,922,000	3,368,915
5.88%, 01/14/2038	1,446,000	1,502,927
HEICO Corp.
5.35%, 08/01/2033	4,621,000	4,622,551
Hexcel Corp.
4.90%, 05/15/2031	4,740,000	4,681,372
TransDigm, Inc.
6.13%, 07/31/2034 (A)	908,000	897,802
		24,560,211
Automobile Components - 0.3%
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.38%, 04/15/2034 (A)	794,000	782,242
Goodyear Tire & Rubber Co.
8.88%, 07/15/2032	3,950,000	4,054,130
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	2,236,000	2,196,801
		7,033,173
Automobiles - 0.7%
General Motors Financial Co., Inc.
5.10%, 09/15/2031	2,965,000	2,947,361
6.15%, 07/15/2035	2,336,000	2,389,990
Hyundai Capital America
5.40%, 06/23/2032 (A)	6,062,000	6,084,224
Stellantis Financial Services U.S. Corp.
5.80%, 06/15/2031 (A)	5,170,000	5,071,826
		16,493,401
Banks - 5.3%
Bank of America Corp.
Fixed until 03/11/2031, 2.65% (B), 03/11/2032	3,181,000	2,856,325
Fixed until 02/06/2036, 5.05% (B), 02/06/2037	7,853,000	7,562,255
Fixed until 09/15/2028, 5.82% (B), 09/15/2029	6,353,000	6,481,074
Barclays PLC
Fixed until 02/24/2036, 5.21% (B), 02/24/2037	7,352,000	6,995,847
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero
Fixed until 09/13/2029, 5.88% (B), 09/13/2034 (A)	4,265,000	4,167,364
BNP Paribas SA
Fixed until 11/17/2027 (C), 9.25% (A)(B)	6,095,000	6,356,079
CaixaBank SA
Fixed until 09/13/2033, 6.84% (B), 09/13/2034 (A)	1,754,000	1,882,095
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
First Citizens BancShares, Inc.
Fixed until 03/12/2030, 5.23% (B), 03/12/2031	$ 5,295,000	$ 5,234,585
First-Citizens Bank & Trust Co.
Fixed until 07/13/2028, 5.10% (B), 07/13/2029	2,671,000	2,664,327
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (B), 10/21/2032	4,685,000	4,116,057
Fixed until 01/21/2036, 5.07% (B), 01/21/2037	3,750,000	3,571,699
Fixed until 02/02/2036, 5.39% (B), 02/02/2041	5,477,000	5,188,087
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	2,846,000	3,248,151
JPMorgan Chase & Co.
Fixed until 01/23/2029, 5.01% (B), 01/23/2030	3,970,000	3,980,995
Fixed until 04/23/2036, 5.15% (B), 04/23/2037	2,717,000	2,634,575
Fixed until 02/05/2036, 5.19% (B), 02/05/2037	5,047,000	4,846,726
Fixed until 10/23/2028, 6.09% (B), 10/23/2029	1,722,000	1,768,247
Morgan Stanley
Fixed until 03/12/2031, 4.71% (B), 03/12/2032	7,675,000	7,500,934
Fixed until 04/10/2036, 5.30% (B), 04/10/2037	2,812,000	2,728,962
Fixed until 01/18/2036, 5.31% (B), 01/18/2041	4,897,000	4,641,070
Fixed until 04/19/2034, 5.83% (B), 04/19/2035	4,472,000	4,555,009
UBS Group AG
Fixed until 08/10/2031, 4.59% (B), 08/10/2032 (A)	2,288,000	2,220,530
Fixed until 05/09/2035, 5.58% (B), 05/09/2036 (A)	7,015,000	6,985,615
Fixed until 11/13/2028 (C), 9.25% (A)(B)	3,524,000	3,773,633
Uzbek Industrial & Construction Bank ATB
8.95%, 07/24/2029 (A)(D)	5,250,000	5,608,268
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (B), 01/24/2031	4,306,000	4,334,519
Fixed until 04/23/2035, 5.61% (B), 04/23/2036	4,675,000	4,703,707
		120,606,735
Beverages - 0.3%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/2029 (A)	6,397,000	6,197,580
Biotechnology - 0.7%
Amgen, Inc.
2.80%, 08/15/2041	2,919,000	2,047,557
5.60%, 03/02/2043	2,264,000	2,170,076
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
CSL Finance PLC
4.63%, 04/27/2042 (A)	$ 4,446,000	$ 3,807,950
Gilead Sciences, Inc.
5.10%, 06/15/2035 (D)	2,872,000	2,842,104
Royalty Pharma PLC
5.20%, 09/25/2035	2,403,000	2,339,772
5.40%, 09/02/2034	3,594,000	3,573,083
		16,780,542
Building Products - 0.2%
Builders FirstSource, Inc.
6.38%, 06/15/2032 (A)	2,260,000	2,246,714
Vulcan Materials Co.
5.35%, 12/01/2034	3,112,000	3,100,632
		5,347,346
Capital Markets - 0.6%
Ares Capital Corp.
5.25%, 04/12/2031	6,134,000	5,928,085
Ares Strategic Income Fund
5.45%, 09/09/2028	2,071,000	2,058,853
Blackstone Secured Lending Fund
5.25%, 09/04/2029	3,567,000	3,509,164
Goldman Sachs Private Credit Corp.
6.15%, 06/16/2031 (A)(D)	2,790,000	2,753,871
		14,249,973
Chemicals - 0.9%
ASP Unifrax Holdings, Inc.
PIK Rate 1.25%, Cash Rate 5.85%, 09/30/2029 (A)(E)	518,109	52
CF Industries, Inc.
5.30%, 11/26/2035	4,932,000	4,821,369
FMC Corp.
8.00%, 06/01/2031 (A)	1,258,000	1,300,808
OCP SA
6.75%, 05/02/2034 (A)	2,141,000	2,196,600
Olympus Water U.S. Holding Corp.
7.25%, 02/15/2033 (A)	7,101,000	6,955,921
Orbia Advance Corp. SAB de CV
6.80%, 05/13/2030 (A)	3,687,000	3,680,880
Westlake Corp.
5.55%, 11/15/2035	1,559,000	1,513,074
		20,468,704
Commercial Services & Supplies - 1.8%
ADT Security Corp.
4.13%, 08/01/2029 (A)	5,252,000	5,030,711
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	3,549,000	3,534,528
Element Fleet Management Corp.
5.04%, 03/25/2030 (A)	6,758,000	6,728,457
Equifax, Inc.
5.65%, 08/15/2033	1,170,000	1,173,842
ERAC USA Finance LLC
5.25%, 04/30/2036 (A)	3,313,000	3,241,152
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Experian Finance U.S., Inc.
5.35%, 08/24/2036 (A)	$ 4,600,000	$ 4,465,378
Herc Holdings, Inc.
5.75%, 03/15/2031 (A)	3,900,000	3,861,304
7.00%, 06/15/2030 (A)	4,458,000	4,597,397
Quanta Services, Inc.
2.90%, 10/01/2030	2,166,000	1,994,916
5.25%, 08/09/2034	1,757,000	1,735,646
Triton Container International Ltd./TAL International Container Corp.
5.15%, 02/15/2033	1,578,000	1,526,873
Veralto Corp.
5.45%, 09/18/2033	2,694,000	2,715,897
		40,606,101
Communications Equipment - 0.9%
Core Scientific Finance I LLC
7.75%, 05/15/2031 (A)	845,000	827,445
NTT Finance Corp.
4.62%, 07/16/2028 (A)	2,711,000	2,699,499
Orange SA
4.75%, 01/13/2033 (A)	2,495,000	2,410,401
T-Mobile USA, Inc.
3.50%, 04/15/2031	2,159,000	2,013,986
3.88%, 04/15/2030	1,503,000	1,443,504
5.00%, 02/15/2036	3,419,000	3,239,958
Verizon Communications, Inc.
1.75%, 01/20/2031	1,498,000	1,304,858
4.75%, 01/15/2033	3,591,000	3,478,333
Vmed O2 U.K. Financing I PLC
4.75%, 07/15/2031 (A)	2,500,000	1,976,371
		19,394,355
Construction & Engineering - 0.4%
Century Communities, Inc.
3.88%, 08/15/2029 (A)	2,383,000	2,259,842
6.63%, 09/15/2033 (A)	1,056,000	1,059,467
IHS Mauritius NG Holdco Ltd.
8.00%, 09/18/2027 (A)	1,357,764	1,356,116
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (A)	5,297,000	5,379,103
		10,054,528
Consumer Staples Distribution & Retail - 0.3%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	3,895,000	3,370,409
InRetail Consumer
3.25%, 03/22/2028 (A)	3,042,000	2,934,910
		6,305,319
Containers & Packaging - 0.7%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	3,895,000	3,871,500
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030 (A)	2,309,000	2,354,949
Owens-Brockway Glass Container, Inc.
9.50%, 06/01/2033 (A)(D)	3,955,000	3,891,019
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Sonoco Products Co.
5.75%, 11/01/2040 (D)	$ 2,581,000	$ 2,550,220
WRKCo, Inc.
3.90%, 06/01/2028	3,383,000	3,333,903
		16,001,591
Diversified REITs - 0.7%
GLP Capital LP/GLP Financing II, Inc.
5.63%, 03/01/2036	3,798,000	3,641,669
Safehold GL Holdings LLC
6.10%, 04/01/2034 (D)	3,010,000	3,102,098
SBA Tower Trust
1.63%, 05/15/2051 (A)	3,250,000	3,221,239
VICI Properties LP
4.95%, 02/15/2030	4,032,000	3,986,175
WP Carey, Inc.
5.20%, 09/15/2036	2,935,000	2,831,701
		16,782,882
Electric Utilities - 3.4%
AEP Transmission Co. LLC
5.25%, 06/01/2036	10,929,000	10,749,768
Black Hills Corp.
3.15%, 01/15/2027	2,146,000	2,133,895
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (A)	3,930,548	3,897,138
Constellation Energy Generation LLC
3.75%, 03/01/2031	6,168,000	5,832,694
Duke Energy Corp.
4.95%, 09/15/2035	5,622,000	5,387,034
5.00%, 12/08/2027	1,288,000	1,294,457
Duke Energy Indiana LLC
4.95%, 03/15/2036	1,260,000	1,212,184
Edison International
4.80%, 03/15/2031	5,843,000	5,650,048
Emera U.S. Finance LLC
Fixed until 07/01/2031, 6.65% (B), 10/01/2056	7,008,000	7,039,494
Generadora de Gatun SA
6.87%, 09/30/2044 (A)	2,564,000	2,569,136
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A)	1,200,000	1,177,708
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	598,000	567,554
3.63%, 02/15/2031 (A)	854,000	786,900
6.00%, 02/01/2033 (A)	617,000	615,145
Pacific Gas & Electric Co.
2.50%, 02/01/2031	2,244,000	2,001,957
Public Service Enterprise Group, Inc.
4.80%, 06/15/2031	6,799,000	6,714,745
Sempra
Fixed until 01/01/2031, 6.38% (B), 04/01/2056	6,749,000	6,769,942
Vistra Operations Co. LLC
5.25%, 10/15/2035 (A)	6,115,000	5,829,063
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Vistra Operations Co. LLC (continued)
5.35%, 01/31/2036 (A)	$ 4,468,000	$ 4,276,463
6.88%, 04/15/2032 (A)	2,201,000	2,273,389
		76,778,714
Electrical Equipment - 0.0% *
WESCO Distribution, Inc.
5.25%, 04/15/2031 (A)	522,000	513,305
Electronic Equipment, Instruments & Components - 0.8%
Arrow Electronics, Inc.
5.88%, 04/10/2034	1,674,000	1,692,056
Hubbell, Inc.
5.15%, 06/15/2036	4,885,000	4,747,889
Keysight Technologies, Inc.
4.95%, 10/15/2034	4,207,000	4,067,104
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	2,676,000	2,580,500
Tyco Electronics Group SA
5.00%, 05/09/2035	4,750,000	4,617,360
		17,704,909
Energy Equipment & Services - 0.1%
Oceaneering International, Inc.
6.88%, 07/15/2034 (A)	1,547,000	1,582,911
Financial Services - 1.8%
Aviation Capital Group LLC
3.50%, 11/01/2027 (A)	1,598,000	1,570,861
Avolon Holdings Funding Ltd.
5.75%, 11/15/2029 (A)	4,323,000	4,393,097
Azorra Finance Ltd.
6.25%, 02/15/2034 (A)	5,333,000	5,230,475
Capital One Financial Corp.
Fixed until 09/11/2035, 5.20% (B), 09/11/2036	5,581,000	5,342,455
Fixed until 07/26/2034, 5.88% (B), 07/26/2035	5,228,000	5,283,200
Gabx Leasing LLC
5.30%, 04/15/2036 (A)	2,315,000	2,237,863
Mexico Remittances Funding Fiduciary Estate Management SARL
12.50%, 10/15/2031 (A)	6,194,000	6,776,236
Rocket Cos., Inc.
6.38%, 08/01/2033 (A)	3,180,000	3,198,897
UWM Holdings LLC
6.25%, 03/15/2031 (A)	5,243,000	4,678,056
6.63%, 02/01/2030 (A)	2,640,000	2,448,986
		41,160,126
Food Products - 2.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.75%, 03/31/2034 (A)	4,509,000	4,192,206
6.25%, 03/15/2033 (A)	561,000	543,368
BAT Capital Corp.
4.54%, 08/15/2047	4,395,000	3,478,201
5.63%, 08/15/2035 (D)	5,675,000	5,761,865
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Bunge Ltd. Finance Corp.
5.15%, 08/04/2035	$ 5,475,000	$ 5,348,222
Cargill, Inc.
5.13%, 02/11/2035 (A)	3,579,000	3,561,578
Imperial Brands Finance PLC
4.88%, 02/07/2032 (A)	3,850,000	3,773,598
5.63%, 07/01/2035 (A)	4,775,000	4,718,455
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036	6,061,000	5,913,075
Kraft Heinz Foods Co.
5.20%, 07/15/2045	3,774,000	3,245,903
Kroger Co.
5.00%, 09/15/2034	2,280,000	2,209,753
Philip Morris International, Inc.
4.25%, 11/10/2044	4,025,000	3,258,408
4.63%, 10/29/2035	2,234,000	2,109,262
Pilgrim's Pride Corp.
6.88%, 05/15/2034	2,899,000	3,086,478
		51,200,372
Gas Utilities - 0.1%
Promigas SA ESP/Gases del Pacifico SAC
Fixed until 06/24/2031, 7.75% (B), 06/24/2056 (A)	1,785,000	1,819,272
Health Care Equipment & Supplies - 0.5%
Baxter International, Inc.
5.65%, 12/15/2035	2,891,000	2,825,507
Medline Borrower LP/Medline Co-Issuer, Inc.
5.25%, 06/15/2033 (A)(D)	3,699,000	3,638,606
VSP Optical Group, Inc.
5.65%, 06/01/2036 (A)	4,501,000	4,465,227
		10,929,340
Health Care Providers & Services - 1.7%
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	1,927,000	1,779,415
Cigna Group
2.40%, 03/15/2030	2,791,000	2,560,913
5.25%, 01/15/2036	3,125,000	3,064,319
HCA, Inc.
4.90%, 11/15/2035	4,587,000	4,340,605
6.00%, 04/01/2054	3,003,000	2,817,373
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	3,103,000	2,840,212
Humana, Inc.
Fixed until 06/15/2031, 6.63% (B), 09/15/2056	6,212,000	6,112,429
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	1,797,000	1,693,965
4.80%, 10/01/2034	4,308,000	4,130,135
Tenet Healthcare Corp.
5.13%, 11/01/2027	2,510,000	2,508,554
5.50%, 11/15/2032 (A)	4,179,000	4,114,594
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
5.15%, 07/15/2034	$ 2,890,000	$ 2,866,665
		38,829,179
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp. Ltd.
5.75%, 08/01/2032 (A)	1,877,000	1,859,701
6.13%, 02/15/2033 (A)(D)	2,588,000	2,588,127
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029 (A)	4,057,000	3,888,042
Hyatt Hotels Corp.
5.40%, 12/15/2035	2,775,000	2,702,487
Marriott International, Inc.
5.10%, 05/01/2038	3,608,000	3,383,283
MGM Resorts International
4.75%, 10/15/2028	2,761,000	2,733,486
6.13%, 09/15/2029	3,543,000	3,564,811
Royal Caribbean Cruises Ltd.
5.25%, 02/27/2038	4,905,000	4,607,088
Viking Cruises Ltd.
5.88%, 10/15/2033 (A)	2,666,000	2,639,834
		27,966,859
Household Durables - 0.1%
Newell Brands, Inc.
6.38%, 05/15/2030 (D)	1,664,000	1,682,272
Insurance - 1.1%
Asurion LLC/Asurion Co-Issuer, Inc.
8.00%, 12/31/2032 (A)	1,548,000	1,565,997
Brown & Brown, Inc.
5.25%, 06/23/2032	1,245,000	1,229,899
5.55%, 06/23/2035	4,804,000	4,710,647
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	8,154,000	8,063,644
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (A)	1,778,000	1,810,959
Prudential Financial, Inc.
Fixed until 09/15/2027, 4.50% (B), 09/15/2047	2,177,000	2,149,604
Fixed until 09/15/2028, 5.70% (B), 09/15/2048	4,737,000	4,741,960
		24,272,710
Internet & Catalog Retail - 1.1%
Alphabet, Inc.
5.50%, 02/15/2046	3,638,000	3,379,217
AppLovin Corp.
5.50%, 12/01/2034	3,809,000	3,751,560
Booking Holdings, Inc.
5.38%, 05/07/2036	1,172,000	1,154,125
Expedia Group, Inc.
5.40%, 02/15/2035 (D)	3,397,000	3,306,226
Meta Platforms, Inc.
4.55%, 05/15/2031	4,109,000	4,009,864
5.25%, 05/15/2036	5,628,000	5,395,947
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Catalog Retail (continued)
Uber Technologies, Inc.
4.80%, 09/15/2034	$ 1,767,000	$ 1,691,558
5.35%, 09/15/2054	2,924,000	2,586,506
		25,275,003
IT Services - 0.6%
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	4,856,000	4,615,572
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	4,779,000	4,578,946
NCR Voyix Corp.
5.00%, 10/01/2028 (A)	695,000	673,235
5.13%, 04/15/2029 (A)	584,000	566,258
Seagate Data Storage Technology Pte. Ltd.
4.09%, 06/01/2029	2,798,000	2,715,879
		13,149,890
Machinery - 0.4%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	5,843,000	5,537,281
Ingersoll Rand, Inc.
5.45%, 06/15/2034	2,846,000	2,859,729
		8,397,010
Media - 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.13%, 07/01/2049	3,926,000	2,841,751
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A)	1,392,000	1,394,217
CSC Holdings LLC
4.50%, 11/15/2031 (A)	2,454,000	1,359,286
Fox Corp.
5.48%, 01/25/2039	3,939,000	3,740,069
Space Exploration Technologies Corp.
5.88%, 07/15/2036 (A)	6,302,000	5,886,595
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	2,800,000	2,301,228
5.50%, 05/15/2029 (A)	5,224,000	4,689,906
		22,213,052
Metals & Mining - 0.4%
Glencore Funding LLC
2.63%, 09/23/2031 (A)	3,294,000	2,912,961
5.20%, 07/01/2033 (A)	3,130,000	3,083,714
Novelis Corp.
3.88%, 08/15/2031 (A)	236,000	214,215
PLS Group Ltd.
6.88%, 05/01/2031 (A)	2,656,000	2,692,059
		8,902,949
Mortgage Real Estate Investment Trusts - 0.6%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	8,155,000	8,112,757
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mortgage Real Estate Investment Trusts (continued)
Starwood Property Trust, Inc.
5.88%, 08/15/2029 (A)	$ 771,000	$ 772,291
6.00%, 04/15/2030 (A)	1,665,000	1,669,279
6.50%, 07/01/2030 (A)	3,184,000	3,233,779
		13,788,106
Office REITs - 0.1%
Boston Properties LP
5.75%, 01/15/2035	2,766,000	2,745,696
Oil, Gas & Consumable Fuels - 4.2%
Cheniere Energy Partners LP
4.00%, 03/01/2031	5,421,000	5,174,148
4.50%, 10/01/2029	1,817,000	1,797,238
Diamondback Energy, Inc.
5.15%, 01/30/2030	4,729,000	4,764,653
Ecopetrol SA
7.75%, 02/01/2032	2,195,000	2,266,469
8.38%, 01/19/2036	2,500,000	2,641,680
Enbridge, Inc.
4.90%, 06/20/2030	1,107,000	1,104,635
5.45%, 03/27/2036	1,453,000	1,437,653
5.63%, 04/05/2034	5,168,000	5,229,347
Fixed until 04/15/2030, 5.75% (B), 07/15/2080	2,271,000	2,267,047
Fixed until 10/15/2028, 8.25% (B), 01/15/2084	4,413,000	4,642,922
Energy Transfer LP
6.00%, 06/15/2048	4,879,000	4,559,386
Equinor ASA
4.75%, 11/14/2035	6,817,000	6,519,246
Esentia Energy Development SAB de CV
6.13%, 07/30/2033 (A)	796,000	778,806
Expand Energy Corp.
5.38%, 03/15/2030	1,472,000	1,476,250
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/2033	4,187,000	4,355,809
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (A)	1,920,000	1,907,749
Harvest Midstream I LP
6.75%, 05/15/2034 (A)	2,096,000	2,104,344
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	1,934,000	1,966,812
Matador Resources Co.
6.00%, 04/15/2034 (A)	806,000	779,552
NuStar Logistics LP
5.63%, 04/28/2027	3,036,000	3,045,044
ONEOK, Inc.
6.10%, 11/15/2032	4,665,000	4,844,741
Petroleos Mexicanos
6.84%, 01/23/2030	2,838,000	2,880,527
Saudi Arabian Oil Co.
5.00%, 02/02/2036 (A)	4,874,000	4,682,096
Sunoco LP
5.63%, 03/15/2031 (A)	749,000	739,270
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
TotalEnergies Capital USA LLC
4.57%, 01/13/2033	$ 4,304,000	$ 4,173,871
Transcontinental Gas Pipe Line Co. LLC
5.10%, 03/15/2036	3,360,000	3,253,347
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	4,963,000	5,312,494
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (A)	1,866,000	1,895,562
6.75%, 01/15/2036 (A)	2,210,000	2,313,198
7.50%, 05/01/2033 (A)	2,615,000	2,837,325
Western Midstream Operating LP
6.15%, 04/01/2033	3,673,000	3,777,887
YPF SA
9.50%, 01/17/2031 (A)	956,700	1,016,015
		96,545,123
Paper & Forest Products - 0.1%
Georgia-Pacific LLC
4.95%, 06/30/2032 (A)	2,457,000	2,438,511
Passenger Airlines - 0.2%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	1,230,824	1,155,947
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (A)	3,210,000	3,204,486
United Airlines Pass-Through Trust
3.75%, 03/03/2028	916,719	916,008
		5,276,441
Pharmaceuticals - 1.6%
Bausch Health Cos., Inc.
5.00%, 02/15/2029 (A)	970,000	742,050
5.25%, 01/30/2030 - 02/15/2031 (A)	3,724,000	2,500,816
6.25%, 02/15/2029 (A)	520,000	408,200
7.00%, 01/15/2028 (A)	617,000	561,470
Bayer U.S. Finance II LLC
4.20%, 07/15/2034 (A)	2,805,000	2,551,697
5.50%, 07/30/2035 (A)	1,255,000	1,223,262
Bristol-Myers Squibb Co.
4.63%, 05/15/2044	3,850,000	3,294,416
Cencora, Inc.
4.90%, 02/13/2036	2,300,000	2,201,545
CVS Health Corp.
5.45%, 09/15/2035	4,506,000	4,459,467
6.00%, 06/01/2044	2,984,000	2,880,082
Fixed until 12/10/2029, 7.00% (B), 03/10/2055	4,579,000	4,714,740
Mylan, Inc.
5.40%, 11/29/2043	4,500,000	3,823,960
Organon & Co./Organon Foreign Debt Co- Issuer BV
6.75%, 05/15/2034 (A)	1,876,000	1,958,688
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	2,735,000	2,495,584
Takeda U.S. Financing, Inc.
5.20%, 07/07/2035	3,347,000	3,279,366
		37,095,343
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Residential REITs - 0.3%
American Homes 4 Rent LP
5.50%, 02/01/2034	$ 4,195,000	$ 4,173,603
Invitation Homes Operating Partnership LP
4.95%, 02/01/2032	2,470,000	2,432,848
		6,606,451
Retail REITs - 0.2%
Store Capital LLC
4.95%, 02/11/2031	3,821,000	3,740,401
Semiconductors & Semiconductor Equipment - 1.4%
Broadcom, Inc.
3.14%, 11/15/2035	5,567,000	4,525,202
4.95%, 01/15/2036	2,596,000	2,436,817
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	3,081,000	3,058,939
5.90%, 01/25/2033 (A)	3,633,000	3,700,032
Intel Corp.
4.80%, 10/01/2041	3,452,000	2,964,001
Kioxia Holdings Corp.
6.63%, 07/24/2033 (A)	5,797,000	5,991,006
Microchip Technology, Inc.
5.05%, 03/15/2029	3,599,000	3,610,551
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.25%, 08/19/2035	5,235,000	5,090,470
		31,377,018
Software - 1.3%
CoreWeave, Inc.
9.75%, 10/01/2031 (A)	1,875,000	1,701,306
Intuit, Inc.
5.50%, 06/15/2036 - 09/15/2053	6,005,000	5,433,847
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033 (A)	1,062,000	1,100,416
Oracle Corp.
5.70%, 02/04/2036	2,775,000	2,569,006
5.88%, 09/26/2045	2,955,000	2,424,666
5.95%, 09/26/2055	2,963,000	2,354,220
6.90%, 11/09/2052	2,909,000	2,624,041
Roper Technologies, Inc.
4.90%, 10/15/2034	2,229,000	2,117,908
Salesforce, Inc.
5.55%, 03/15/2036	2,525,000	2,462,204
ServiceNow, Inc.
5.40%, 05/15/2036	2,460,000	2,402,811
Synopsys, Inc.
5.15%, 04/01/2035	2,408,000	2,336,651
5.70%, 04/01/2055	1,725,000	1,581,910
		29,108,986
Specialized REITs - 0.2%
Iron Mountain, Inc.
6.25%, 01/15/2035 (A)	5,150,000	5,085,181
Transportation Infrastructure - 0.8%
Avolon Holdings Funding Ltd.
4.90%, 10/10/2030 (A)	4,731,000	4,647,905
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure (continued)
GXO Logistics, Inc.
2.65%, 07/15/2031	$ 7,187,000	$ 6,321,824
6.50%, 05/06/2034	2,249,000	2,330,107
MV24 Capital BV
6.75%, 06/01/2034 (A)	2,537,177	2,565,617
United Parcel Service, Inc.
5.25%, 05/14/2035 (D)	2,418,000	2,422,813
		18,288,266
Total Corporate Debt Securities (Cost $985,051,674)		965,355,837
U.S. GOVERNMENT OBLIGATIONS - 17.7%
U.S. Treasury - 17.1%
U.S. Treasury Bonds
1.63%, 11/15/2050	12,594,000	6,230,586
1.13%, 05/15/2040	15,026,000	9,167,034
1.25%, 05/15/2050	53,929,000	24,246,984
1.38%, 11/15/2040	14,494,000	9,021,383
1.88%, 02/15/2041 - 11/15/2051	9,436,400	5,430,325
2.00%, 02/15/2050	9,425,000	5,210,994
2.25%, 05/15/2041 - 08/15/2046	23,996,000	16,213,414
2.38%, 02/15/2042	15,555,000	10,901,868
2.50%, 02/15/2045 - 05/15/2046	14,123,000	9,349,941
2.75%, 08/15/2042 - 11/15/2047	32,071,000	22,333,166
2.88%, 08/15/2045 - 05/15/2049	20,308,000	14,093,701
3.00%, 11/15/2045 - 08/15/2048	15,366,000	10,966,367
3.25%, 05/15/2042	2,636,000	2,088,000
3.63%, 05/15/2053	5,009,000	3,805,666
3.88%, 02/15/2043	2,143,000	1,825,317
4.13%, 08/15/2044 - 08/15/2053	11,097,000	9,499,310
4.25%, 02/15/2054 - 08/15/2054	14,346,000	12,181,931
4.50%, 02/15/2044 - 11/15/2054	23,996,900	21,748,784
4.63%, 05/15/2044 - 11/15/2055	45,325,700	41,490,134
4.75%, 11/15/2043 - 02/15/2056	34,760,300	32,276,550
5.00%, 05/15/2056	4,459,000	4,289,001
U.S. Treasury Notes
1.25%, 08/15/2031	10,954,200	9,389,803
1.63%, 05/15/2031	5,604,000	4,932,177
1.88%, 02/15/2032	7,275,400	6,354,323
2.75%, 08/15/2032	10,657,500	9,671,681
2.88%, 05/15/2032	4,907,000	4,506,198
3.38%, 05/15/2033	7,346,300	6,843,824
3.50%, 02/28/2031	2,446,000	2,354,657
3.75%, 01/31/2031	4,132,000	4,020,307
3.88%, 08/15/2033	6,317,000	6,054,450
4.00%, 07/31/2032	5,161,000	5,025,524
4.13%, 07/31/2028 - 04/30/2033	21,015,000	20,739,300
4.25%, 03/31/2033 - 11/15/2034	17,683,000	17,339,104
4.38%, 05/15/2036	6,507,100	6,336,289
4.50%, 11/15/2033	12,375,000	12,310,708
		388,248,801
U.S. Treasury Inflation-Protected Securities - 0.6%
U.S. Treasury Inflation-Protected Indexed Bonds
1.50%, 02/15/2053	12,590,465	9,030,600
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Protected Indexed Notes
1.88%, 01/15/2036	$ 4,793,677	$ 4,566,866
		13,597,466
Total U.S. Government Obligations (Cost $449,397,647)		401,846,267
MORTGAGE-BACKED SECURITIES - 14.3%
20 Times Square Trust
Series 2018-20TS, Class C, 3.10% (B), 05/15/2035 (A)	2,550,000	2,384,250
280 Park Avenue Mortgage Trust
Series 2017-280P, Class E, 1-Month Term SOFR + 2.42%, 6.09% (B), 09/15/2034 (A)	4,630,000	4,603,956
Alternative Loan Trust
Series 2005-14, Class 4A1, 1-Month Term SOFR + 0.55%, 4.28% (B), 05/25/2035	380,717	360,718
Series 2006-OC1, Class 2A3A, 1-Month Term SOFR + 0.75%, 4.48% (B), 03/25/2036	608,418	580,260
American Home Mortgage Assets Trust
Series 2007-2, Class A1, 1-Month Term SOFR + 0.24%, 3.96% (B), 03/25/2047	192,573	173,590
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69% (B), 01/25/2070 (A)	5,212,841	5,217,995
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class BNM, 3.47%, 11/05/2032 (A)	5,000,000	4,870,613
Series 2019-BPR, Class CNM, 3.72% (B), 11/05/2032 (A)	3,970,000	3,807,717
BBCMS Mortgage Trust
Series 2018-TALL, Class C, 1-Month Term SOFR + 1.32%, 5.00% (B), 03/15/2037 (A)	7,065,000	6,452,501
Series 2018-TALL, Class E, 1-Month Term SOFR + 2.63%, 6.31% (B), 03/15/2037 (A)	850,000	696,946
BRAVO Residential Funding Trust
Series 2024-NQM2, Class A1, 6.29% (B), 02/25/2064 (A)	4,369,517	4,378,767
Series 2024-NQM3, Class A1, 6.19% (B), 03/25/2064 (A)	687,419	690,461
Series 2024-NQM7, Class A1, 5.55% (B), 10/27/2064 (A)	3,460,014	3,465,013
Series 2025-NQM1, Class A1, 5.60% (B), 12/25/2064 (A)	4,446,606	4,454,598
Series 2025-NQM3, Class A1, 5.57% (B), 03/25/2065 (A)	4,313,152	4,322,655
Series 2026-NQM5, Class A1, 5.36% (B), 06/25/2066 (A)	10,253,343	10,204,983
BX Trust
Series 2025-ARIA, Class A, 5.03% (B), 12/13/2042 (A)	7,222,000	7,174,003
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BXP Trust
Series 2017-CQHP, Class D, 1-Month Term SOFR + 2.05%, 5.72% (B), 11/15/2034 (A)	$ 1,825,000	$ 1,130,000
CHI Commercial Mortgage Trust
Series 2025-110W, Class A, 5.10% (B), 12/13/2040 (A)	7,985,000	7,855,495
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, 1-Month Term SOFR + 0.38%, 4.11% (B), 04/25/2035	45,246	43,109
Series 2006-3, Class 3A1, 1-Month Term SOFR + 0.61%, 4.34% (B), 02/25/2036	1,136,236	1,044,869
CIM Trust
Series 2021-R6, Class A1, 1.43% (B), 07/25/2061 (A)	2,926,146	2,681,668
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A, 4.00% (B), 01/25/2035 (A)	19,882	19,267
Series 2015-PS1, Class A1, 3.75% (B), 09/25/2042 (A)	123,396	117,324
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (B), 04/25/2069 (A)	1,653,433	1,656,456
Series 2024-3, Class A1, 6.39% (B), 06/25/2069 (A)	5,825,530	5,852,413
Series 2024-4, Class A1, 5.95% (B), 07/25/2069 (A)	3,157,386	3,170,630
Series 2024-5, Class A1, 5.12% (B), 08/25/2069 (A)	7,344,896	7,304,358
Cross Mortgage Trust
Series 2025-H8, Class A1, 5.00% (B), 11/25/2070 (A)	8,235,316	8,137,041
Series 2026-NQM1, Class A1, 4.70% (B), 02/25/2061 (A)	9,739,616	9,591,646
Series 2026-NQM5, Class A1, 5.09% (B), 03/25/2071 (A)	6,834,407	6,763,809
Series 2026-NQM6, Class A1, 5.27% (B), 05/25/2071 (A)	7,676,000	7,625,161
Series 2026-NQM7, Class A1, 5.46% (B), 06/25/2071 (A)	10,704,295	10,670,666
CSMC Trust
Series 2020-RPL4, Class A1, 2.00% (B), 01/25/2060 (A)	8,024,448	7,164,537
Series 2021-RPL2, Class A1A, 1.11% (B), 01/25/2060 (A)	5,550,435	4,642,336
Series 2021-RPL3, Class A1, 2.00% (B), 01/25/2060 (A)	2,444,952	2,137,424
Series 2021-RPL6, Class A1, 2.00% (B), 10/25/2060 (A)	2,598,984	2,324,351
ELP Commercial Mortgage Trust
Series 2025-ELP, Class A, 4.60% (B), 11/13/2042 (A)	4,438,000	4,343,303
GCAT Trust
Series 2023-NQM1, Class A1, 6.01% (B), 01/25/2059 (A)	1,307,359	1,308,297
Series 2025-NQM6, Class A1, 4.94% (B), 10/25/2070 (A)	7,358,534	7,280,372
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GCAT Trust (continued)
Series 2026-NQM1, Class A1, 4.79% (B), 12/25/2070 (A)	$ 9,063,245	$ 8,935,803
Series 2026-NQM3, Class A1, 5.41% (B), 04/25/2071 (A)	11,401,397	11,341,989
GSR Mortgage Loan Trust
Series 2007-OA1, Class 2A1, 1-Month Term SOFR + 0.24%, 3.96% (B), 05/25/2037	131,722	56,837
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.47% (B), 01/13/2040 (A)	7,060,000	7,131,934
ILPT Trust
Series 2019-SURF, Class C, 4.29% (B), 02/11/2041 (A)	1,930,000	1,850,247
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1, 3.33% (B), 08/25/2037	486,409	344,358
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class CFX, 3.27%, 01/16/2037 (A)	2,675,000	1,801,666
LBTY Commercial Mortgage Trust
Series 2026-225L, Class A, 4.59% (B), 02/10/2043 (A)	6,293,000	6,130,228
Manhattan West Mortgage Trust
Series 2020-1MW, Class A, 2.13%, 09/10/2039 (A)	4,120,000	3,992,758
Merrill Lynch Mortgage Investors Trust
Series 2006-A1, Class 1A1, 4.30% (B), 03/25/2036	538,526	280,251
MetLife Securitization Trust
Series 2017-1A, Class A, 3.00% (B), 04/25/2055 (A)	1,138,222	1,083,313
Series 2019-1A, Class A1A, 3.75% (B), 04/25/2058 (A)	123,358	121,987
MFA Trust
Series 2021-RPL1, Class A1, 1.13% (B), 07/25/2060 (A)	2,010,935	1,839,097
Mill City Mortgage Loan Trust
Series 2019-1, Class A1, 3.25% (B), 10/25/2069 (A)	1,769,568	1,733,937
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NQM2, Class A1, 4.73% (B), 01/26/2071 (A)	5,382,683	5,300,327
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.75% (B), 11/26/2035 (A)	178,223	170,507
Series 2017-1A, Class A1, 4.00% (B), 02/25/2057 (A)	890,558	853,316
Series 2017-2A, Class A3, 4.00% (B), 03/25/2057 (A)	3,136,918	2,996,993
Series 2017-3A, Class A1, 4.00% (B), 04/25/2057 (A)	303,002	288,477
Series 2018-2A, Class A1, 4.50% (B), 02/25/2058 (A)	186,911	181,955
Series 2018-RPL1, Class A1, 3.50% (B), 12/25/2057 (A)	1,555,775	1,503,483
Series 2019-2A, Class A1, 4.25% (B), 12/25/2057 (A)	752,622	724,942
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2019-3A, Class A1A, 3.75% (B), 11/25/2058 (A)	$ 2,214,201	$ 2,099,525
Series 2019-4A, Class A1B, 3.50% (B), 12/25/2058 (A)	2,633,132	2,416,486
Series 2019-5A, Class A1B, 3.50% (B), 08/25/2059 (A)	2,935,185	2,718,019
Series 2019-6A, Class A1B, 3.50% (B), 09/25/2059 (A)	2,102,906	1,946,615
Series 2019-RPL2, Class A1, 3.25% (B), 02/25/2059 (A)	1,974,691	1,915,251
Series 2020-1A, Class A1B, 3.50% (B), 10/25/2059 (A)	2,897,657	2,665,805
OBX Trust
Series 2024-NQM14, Class A1, 4.94% (B), 09/25/2064 (A)	3,348,294	3,333,871
Series 2024-NQM3, Class A1, 6.13% (B), 12/25/2063 (A)	4,697,257	4,706,030
Series 2024-NQM4, Class A1, 6.07% (B), 01/25/2064 (A)	844,161	846,695
Series 2024-NQM5, Class A1, 5.99% (B), 01/25/2064 (A)	973,186	974,627
Series 2024-NQM6, Class A1, 6.45% (B), 02/25/2064 (A)	2,063,133	2,072,707
Series 2024-NQM8, Class A1, 6.23% (B), 05/25/2064 (A)	2,944,770	2,956,386
Series 2025-NQM18, Class A1, 5.06% (B), 09/25/2065 (A)	6,296,353	6,250,258
Series 2025-NQM2, Class A1, 5.60% (B), 11/25/2064 (A)	3,209,054	3,214,536
Series 2026-NQM3, Class A1, 4.65% (B), 01/25/2066 (A)	10,064,978	9,898,299
Series 2026-NQM7, Class A1, 5.22% (B), 04/25/2066 (A)	5,369,578	5,337,158
RALI Trust
Series 2006-QO1, Class 3A1, 1-Month Term SOFR + 0.65%, 4.38% (B), 02/25/2046	2,028,856	631,101
Series 2007-QH5, Class AI1, 1-Month Term SOFR + 0.53%, 4.26% (B), 06/25/2037	87,010	52,789
Residential Asset Securitization Trust
Series 2004-A4, Class A11, 5.50%, 08/25/2034	958,364	912,594
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (B), 06/25/2057 (A)	489,737	482,353
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	1,659,597	1,644,262
Series 2018-2, Class A1, 3.25% (B), 03/25/2058 (A)	190,020	188,900
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	2,122,940	1,994,814
Series 2018-5, Class A1A, 3.25% (B), 07/25/2058 (A)	114,068	113,458
Series 2019-1, Class A1, 3.75% (B), 03/25/2058 (A)	3,848,356	3,714,241
Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	1,287,434	1,229,892
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	6,607,315	5,979,860
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2022-1, Class A1, 3.75% (B), 07/25/2062 (A)	$ 2,800,623	$ 2,616,340
Series 2022-4, Class A1, 3.75%, 09/25/2062 (A)	5,056,453	4,752,119
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	5,414,757	5,114,946
VEGAS Trust
5.52%, 11/10/2039 (A)	11,850,000	11,822,724
Verus Securitization Trust
Series 2024-7, Class A1, 5.10% (B), 09/25/2069 (A)	6,189,387	6,154,662
Total Mortgage-Backed Securities (Cost $335,143,573)		326,125,286
ASSET-BACKED SECURITIES - 11.7%
1988 CLO 7 Ltd.
Series 2026-7A, Class B, 3-Month Term SOFR + 1.45%, 5.20% (B), 04/15/2039 (A)	4,275,000	4,258,033
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	180,615	181,472
Accelerated LLC
Series 2021-1H, Class B, 1.90%, 10/20/2040 (A)	975,512	913,801
Series 2021-1H, Class D, 3.58%, 10/20/2040 (A)	584,244	529,180
Anchorage Capital CLO 25 Ltd.
Series 2022-25A, Class CR, 3-Month Term SOFR + 1.75%, 5.48% (B), 03/20/2038 (A)	4,400,000	4,399,912
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (A)	662,231	600,409
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	4,255,000	4,302,939
Series 2024-1A, Class A, 5.36%, 06/20/2030 (A)	6,610,000	6,679,876
Battalion CLO X Ltd.
Series 2016-10A, Class A2R3, 3-Month Term SOFR + 1.75%, 5.53% (B), 01/24/2035 (A)	3,675,000	3,679,939
BXG Receivables Note Trust
Series 2020-A, Class A, 1.55%, 02/28/2036 (A)	262,682	258,044
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	1,121,192	1,130,170
Capital Automotive REIT
Series 2024-3A, Class A1, 4.40%, 10/15/2054 (A)	10,950,350	10,397,289
CARS-DB5 LP
Series 2021-1A, Class A3, 1.92%, 08/15/2051 (A)	4,047,042	4,040,792
CARS-DB7 LP
Series 2023-1A, Class A1, 5.75%, 09/15/2053 (A)	3,733,333	3,738,796
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
DataBank Issuer
Series 2026-1A, Class A2, 5.81%, 02/25/2056 (A)	$ 5,200,000	$ 5,145,106
Diameter Capital CLO 1 Ltd.
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.39%, 5.14% (B), 10/15/2037 (A)	6,250,000	6,258,356
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A, 1.76%, 04/15/2049 (A)	3,375,000	3,332,397
Drive Auto Receivables Trust
Series 2024-1, Class C, 5.43%, 11/17/2031	8,500,000	8,569,898
Series 2024-2, Class C, 4.67%, 05/17/2032	5,700,000	5,706,379
Dryden 80 CLO Ltd.
Series 2019-80A, Class ARR, 3-Month Term SOFR + 0.95%, 4.70% (B), 01/17/2033 (A)	2,188,527	2,186,728
GSAA Home Equity Trust
Series 2006-1, Class A3, 1-Month Term SOFR + 0.77%, 4.50% (B), 01/25/2036	795,763	310,143
Hertz Vehicle Financing III LLC
Series 2025-6A, Class A, 4.89%, 05/25/2032 (A)	6,630,000	6,481,101
Hertz Vehicle Financing III LP
Series 2021-2A, Class B, 2.12%, 12/27/2027 (A)	5,741,667	5,705,871
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 01/25/2038 (A)	831,952	843,426
Series 2024-1B, Class B, 5.99%, 09/15/2039 (A)	354,212	359,400
Series 2024-1B, Class C, 6.62%, 09/15/2039 (A)	215,148	218,585
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	1,602,833	1,617,936
Series 2024-3A, Class A, 4.98%, 08/27/2040 (A)	4,263,815	4,269,079
Series 2024-3A, Class C, 5.71%, 08/27/2040 (A)	2,724,104	2,728,104
Series 2025-2A, Class A, 4.54%, 05/25/2044 (A)	3,553,990	3,525,969
Series 2026-1A, Class B, 5.01%, 02/25/2043 (A)	2,146,887	2,133,095
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (A)	834,603	841,025
Series 2024-A, Class B, 5.84%, 03/15/2043 (A)	958,906	968,175
Series 2024-A, Class C, 6.32%, 03/15/2043 (A)	1,069,002	1,082,836
ICG U.S. CLO Ltd.
Series 2014-1A, Class A2A3, 3-Month Term SOFR + 1.50%, 5.23% (B), 10/20/2034 (A)	7,175,000	7,181,644
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.27%, 5.02% (B), 04/17/2034 (A)	3,880,762	3,886,257
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Iskandar Enterprise LLC
Series 2026-1A, Class A21, 5.05%, 04/17/2056 (A)	$ 9,280,000	$ 9,080,708
JG Wentworth XXI LLC
Series 2010-2A, Class A, 4.07%, 01/15/2048 (A)	53,078	53,042
JGWPT XXIII LLC
Series 2011-1A, Class A, 4.70%, 10/15/2056 (A)	738,185	719,488
KKR CLO 15 Ltd.
Series 15, Class A1R2, 3-Month Term SOFR + 1.10%, 4.83% (B), 01/18/2032 (A)	626,533	626,608
Lightpath Fiber Issuer LLC
Series 2026-1A, Class A2, 5.60%, 03/25/2056 (A)	6,135,000	6,076,523
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2, 5.40%, 08/20/2055 (A)	9,400,000	9,385,539
MVW LLC
Series 2020-1A, Class A, 1.74%, 10/20/2037 (A)	319,914	319,489
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (A)	1,072,025	1,047,251
Series 2021-1WA, Class C, 1.94%, 01/22/2041 (A)	852,682	833,690
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	1,646,637	1,647,859
Series 2023-2A, Class A, 6.18%, 11/20/2040 (A)	1,468,931	1,497,891
Series 2024-1A, Class B, 5.51%, 02/20/2043 (A)	1,685,371	1,702,025
Series 2024-2A, Class A, 4.43%, 03/20/2042 (A)	1,151,951	1,142,044
Series 2024-2A, Class C, 4.92%, 03/20/2042 (A)	3,665,299	3,589,449
Series 2025-2A, Class A, 4.48%, 10/20/2044 (A)	6,123,906	6,039,252
Octagon 54 Ltd.
Series 2021-1A, Class A1, 3-Month Term SOFR + 1.38%, 5.13% (B), 07/15/2034 (A)	2,750,000	2,751,389
Octagon Investment Partners 40 Ltd.
Series 2019-1A, Class CRR, 3-Month Term SOFR + 1.75%, 5.48% (B), 01/20/2035 (A)	7,250,000	7,230,091
OZLM XIX Ltd.
Series 2017-19A, Class A1R3, 3-Month Term SOFR + 1.00%, 4.75% (B), 01/15/2035 (A)	7,000,000	6,996,500
Series 2017-19A, Class B1R3, 3-Month Term SOFR + 1.60%, 5.35% (B), 01/15/2035 (A)	3,000,000	3,001,158
Pikes Peak CLO 4
Series 2019-4A, Class ARR, 3-Month Term SOFR + 1.21%, 4.96% (B), 07/15/2034 (A)	4,395,000	4,400,525
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (A)	6,275,000	6,182,478
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Retained Vantage Data Centers Issuer LLC
Series 2024-1A, Class A2, 4.99%, 09/15/2049 (A)	$ 8,500,000	$ 8,311,111
Santander Drive Auto Receivables Trust
Series 2025-1, Class D, 5.43%, 03/17/2031	5,900,000	5,940,999
Series 2025-3, Class C, 4.68%, 09/15/2031	4,165,000	4,141,020
SCF Equipment Leasing LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (A)	5,100,000	5,132,133
Sierra Timeshare Receivables Funding LLC
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	1,146,116	1,150,471
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	721,986	732,284
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	1,479,347	1,508,097
Series 2024-1A, Class C, 5.94%, 01/20/2043 (A)	607,542	610,977
Series 2024-2A, Class C, 5.83%, 06/20/2041 (A)	1,225,204	1,231,954
Series 2024-3A, Class A, 4.83%, 08/20/2041 (A)	1,829,921	1,824,569
Series 2024-3A, Class C, 5.32%, 08/20/2041 (A)	2,274,843	2,260,621
Series 2025-2A, Class A, 4.72%, 04/20/2044 (A)	1,458,795	1,448,369
Series 2025-2A, Class B, 4.93%, 04/20/2044 (A)	634,846	630,778
Series 2025-2A, Class C, 5.32%, 04/20/2044 (A)	691,577	686,280
Symphony CLO XVIII Ltd.
Series 2016-18A, Class AR4, 3-Month Term SOFR + 1.23%, 4.98% (B), 10/23/2037 (A)	5,000,000	4,998,220
Vantage Data Centers LLC
Series 2025-1A, Class A2, 5.13%, 08/15/2055 (A)	8,555,000	8,339,646
Venture 38 CLO Ltd.
Series 2019-38A, Class ARR, 3-Month Term SOFR + 1.00%, 4.84% (B), 07/30/2032 (A)	1,740,132	1,740,215
Venture 43 CLO Ltd.
Series 2021-43A, Class A1RR, 3-Month Term SOFR + 1.00%, 4.75% (B), 04/15/2034 (A)	982,375	980,446
Venture 44 CLO Ltd.
Series 2021-44A, Class A1NR, 3-Month Term SOFR + 1.14%, 4.87% (B), 10/20/2034 (A)	5,400,000	5,395,999
Wellfleet CLO Ltd.
Series 2019-1A, Class BRR, 3-Month Term SOFR + 1.70%, 5.43% (B), 07/20/2032 (A)	5,000,000	5,002,730
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust
Series 2025-3A, Class C, 4.68%, 07/15/2031 (A)	$ 12,500,000	$ 12,454,259
Total Asset-Backed Securities (Cost $268,403,374)		267,306,339
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.2%
Federal Home Loan Mortgage Corp.
5.00%, 05/01/2056	22,546,358	21,766,941
5.50%, 04/01/2053 - 07/01/2053	16,070,228	15,984,294
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 08/01/2035	217,384	27,764
Federal National Mortgage Association
4.50%, 08/01/2052	5,812,570	5,502,475
5.00%, 03/01/2053 - 02/01/2054	26,811,964	26,076,356
5.50%, 03/01/2053	5,624,999	5,617,139
6.00%, 06/01/2054	6,848,830	6,929,892
Uniform Mortgage-Backed Security, TBA
2.00%, 08/01/2056 (F)	58,150,000	45,284,313
2.50%, 08/01/2056 (F)	31,316,000	25,527,089
5.50%, 08/01/2056 (F)	56,474,000	55,886,966
6.00%, 08/01/2056 (F)	22,302,000	22,547,583
Total U.S. Government Agency Obligations (Cost $234,153,935)		231,150,812
FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
Colombia - 0.2%
Colombia Government International Bonds
7.75%, 11/07/2036 (D)	4,518,000	4,824,094
Cote d'Ivoire - 0.3%
Ivory Coast Government International Bonds
8.25%, 01/30/2037 (A)	5,813,000	6,254,676
Dominican Republic - 0.3%
Dominican Republic International Bonds
4.88%, 09/23/2032 (A)	782,000	729,606
6.60%, 06/01/2036 (A)	5,006,000	5,086,096
		5,815,702
Ecuador - 0.1%
Ecuador Government International Bonds
Zero Coupon, 07/31/2030 (A)	95,846	81,134
5.50% (G), 07/31/2040 (A)	435,840	351,731
6.90%, 07/31/2035 (A)	740,626	665,823
		1,098,688
Israel - 0.1%
Israel Government International Bonds
5.00%, 01/13/2036	3,380,000	3,240,518
Peru - 0.1%
Corporacion Financiera de Desarrollo SA
5.50%, 05/06/2030 (A)	2,400,000	2,418,192
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Uzbekistan - 0.1%
Republic of Uzbekistan International Bonds
3.90%, 10/19/2031 (A)	$ 3,049,000	$ 2,798,054
Total Foreign Government Obligations (Cost $25,953,938)		26,449,924
COMMERCIAL PAPER - 5.3%
Banks - 2.4%
Lloyds Bank PLC
3.98% (H), 10/08/2026	10,100,000	10,026,612
Sumitomo Mitsui Trust
3.99% (H), 11/02/2026 (A)	23,000,000	22,766,171
Toronto-Dominion Bank
3.91% (H), 08/07/2026 (A)	21,000,000	20,984,861
Westpac Securities NZ Ltd.
3.87% (H), 08/13/2026 (A)	500,000	499,336
		54,276,980
Financial Services - 2.9%
Anglesea Funding LLC
3.92% (H), 08/07/2026 (A)	11,000,000	10,992,107
Atlantic Asset Securitization LLC
3.89% (H), 08/24/2026 (A)	1,200,000	1,196,995
Britannia Funding Co. LLC
3.99% (H), 09/11/2026 (A)	5,000,000	4,977,787
Columbia Funding Co. LLC
4.01% (H), 10/14/2026 (A)	7,000,000	6,944,146
4.03% (H), 10/14/2026 (A)	11,550,000	11,457,840
Concord Minutemen Capital Co. LLC
4.09% (H), 09/25/2026 (A)	2,950,000	2,932,345
Glencove Funding LLC
3.90% (H), 09/02/2026 (A)	1,000,000	996,533
Lion Bay Funding LLC
3.98% (H), 09/29/2026 (A)	5,000,000	4,968,417
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Mont Blanc Capital Corp.
4.01% (H), 10/20/2026 (A)	$ 9,900,000	$ 9,814,419
Verto Capital I Compartment C
4.12% (H), 10/22/2026 (A)	3,000,000	2,972,552
Victory Receivables Corp.
3.88% (H), 08/10/2026 (A)	6,000,000	5,993,818
3.89% (H), 09/10/2026 (A)	2,850,000	2,837,666
		66,084,625
Total Commercial Paper (Cost $120,363,946)		120,361,605
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.5%
U.S. Treasury Bills
3.69% (H), 09/01/2026	23,446,000	23,377,535
3.73% (H), 10/08/2026	11,133,000	11,057,974
Total Short-Term U.S. Government Obligations (Cost $34,427,518)		34,435,509

	Shares	Value
OTHER INVESTMENT COMPANY - 1.7%
Securities Lending Collateral - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (H)	37,858,755	37,858,755
Total Other Investment Company (Cost $37,858,755)		37,858,755
Total Investments (Cost $2,490,754,360)		2,410,890,334
Net Other Assets (Liabilities) - (6.1)%		(137,847,005)
Net Assets - 100.0%		$ 2,273,043,329
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	659	09/30/2026	$135,792,114	$135,496,579	$—	$(295,535)
5-Year U.S. Treasury Notes	459	09/30/2026	49,030,169	48,643,242	—	(386,927)
Total Futures Contracts					$—	$(682,462)
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (I)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$965,355,837	$—	$965,355,837
U.S. Government Obligations	—	401,846,267	—	401,846,267
Mortgage-Backed Securities	—	326,125,286	—	326,125,286
Asset-Backed Securities	—	267,306,339	—	267,306,339
U.S. Government Agency Obligations	—	231,150,812	—	231,150,812
Foreign Government Obligations	—	26,449,924	—	26,449,924
Commercial Paper	—	120,361,605	—	120,361,605
Short-Term U.S. Government Obligations	—	34,435,509	—	34,435,509
Other Investment Company	37,858,755	—	—	37,858,755
Total Investments	$37,858,755	$2,373,031,579	$—	$2,410,890,334
LIABILITIES
Other Financial Instruments
Futures Contracts (J)	$(682,462)	$—	$—	$(682,462)
Total Other Financial Instruments	$(682,462)	$—	$—	$(682,462)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the total value of 144A securities is $1,064,890,321, representing 46.8% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)	Perpetual maturity. The date displayed is the next call date.
(D)
All or a portion of the security is on loan. The total value of the securities on loan is $37,503,565, collateralized by cash collateral of $37,858,755 and non-cash collateral, such as U.S. government securities of $419,195. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(F)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2026. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2026; the maturity date disclosed is the ultimate maturity date.
(H)	Rate disclosed reflects the yield at July 31, 2026.
(I)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(J)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Funds

Transamerica Bond

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Bond (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Funds

Transamerica Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds